Accounts receivable, net (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accounts Receivable, Net [Abstract]
Balance as of January 1	$ (97,400)	$ (81,641)	$ (76,793)
Increase in allowance	(14,800)	(18,405)	(17,179)
Amounts written off	15,287	2,818	12,454
Currency translation effect	13	(172)	(123)
Balance as of December 31,	$ (96,900)	$ (97,400)	$ (81,641)